UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08876

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments

Senior Floating-Rate Interests — 115.2%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 2.3%
Booz Allen Hamilton Inc.
Term Loan, 4.50%, Maturing July 31, 2019	13,250	$13,347,997
DAE Aviation Holdings, Inc.
Term Loan, 7.25%, Maturing July 31, 2014	7,267	7,266,774
Term Loan, 7.25%, Maturing July 31, 2014	8,713	8,713,118
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017	1,449	1,470,782
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012(2)	5,321	4,323,139
Sequa Corporation
Term Loan, 3.62%, Maturing December 3, 2014	14,381	14,374,275
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015	2,150	2,154,261
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017	3,309	3,324,132
Term Loan, 4.00%, Maturing February 14, 2017	16,206	16,271,457
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017	1,015	1,018,951
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017	1,779	1,789,708

		$74,054,594

Air Transport — 0.2%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015	2,396	$2,336,456
Orbitz Worldwide Inc.
Term Loan, 3.21%, Maturing July 25, 2014	4,189	4,096,759

		$6,433,215

Automotive — 5.5%
Allison Transmission, Inc.
Term Loan, 2.72%, Maturing August 7, 2014	4,173	$4,183,808
Term Loan, 4.25%, Maturing August 23, 2019	22,410	22,543,291
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017	1,213	1,208,202
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017	29,393	30,111,499
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017	1,504	1,511,458
Federal-Mogul Corporation
Term Loan, 2.15%, Maturing December 29, 2014	13,500	12,728,061
Term Loan, 2.15%, Maturing December 28, 2015	7,794	7,347,887

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Automotive (continued)
Financiere Truck Investissement SAS
Term Loan, 2.35%, Maturing February 15, 2013	EUR	634	$782,802
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		28,075	28,390,844
HHI Holdings LLC
Term Loan, 6.00%, Maturing October 3, 2018		10,200	10,200,000
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017		11,234	11,290,619
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016		2,398	2,415,720
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018		4,470	4,514,670
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018		2,000	2,040,000
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016		16,770	16,882,884
TriMas Corporation
Term Loan, Maturing October 10, 2019(3)		3,725	3,734,313
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017		955	965,024
Veyance Technologies, Inc.
Term Loan, 2.47%, Maturing July 31, 2014		1,057	1,049,188
Term Loan, 2.47%, Maturing July 31, 2014		7,379	7,325,049
Term Loan, 5.50%, Maturing July 31, 2014		2,886	2,896,321
Term Loan - Second Lien, 5.96%, Maturing July 31, 2015		6,000	5,820,000

			$177,941,640

Beverage and Tobacco — 0.0%(4)
Maine Beverage Company
Term Loan, 2.11%, Maturing March 31, 2013		107	$106,339

			$106,339

Building and Development — 1.3%
401 North Wabash Venture LLC
Term Loan, 6.75%, Maturing August 1, 2013		2,697	$2,698,408
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018		4,692	4,714,630
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016		8,677	8,714,154
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016		6,409	6,080,621

21	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Building and Development (continued)
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	3,915	$3,944,702
Realogy Corporation
Term Loan, 3.24%, Maturing October 10, 2013	150	147,761
Term Loan, 4.46%, Maturing October 10, 2016	362	361,708
Term Loan, 4.46%, Maturing October 10, 2016	4,637	4,634,254
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	1,244	1,256,317
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014	4,815	4,742,592
Tishman Speyer U.S. Office, Inc.
Term Loan, 5.21%, Maturing January 8, 2014	4,925	4,978,190

		$42,273,337

Business Equipment and Services — 10.7%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	1,294	$1,307,243
Acosta, Inc.
Term Loan, 5.00%, Maturing March 1, 2018	19,700	19,823,513
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	15,046	15,079,377
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 16, 2015	11,823	11,164,909
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	1,379	1,382,448
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	1,510	1,510,291
Term Loan, 2.96%, Maturing February 21, 2015	1,390	1,292,586
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	4,475	4,480,588
Brand Energy & Infrastructure Services, Inc.
Term Loan, Maturing October 16, 2016(3)	706	706,452
Term Loan, Maturing October 16, 2018(3)	2,944	2,933,738
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	13,540	13,742,780
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	2,867	2,895,432
Catalina Marketing Corporation
Term Loan, 2.96%, Maturing October 1, 2014	987	984,644
ClientLogic Corporation
Term Loan, 7.10%, Maturing January 30, 2017	3,293	3,218,755
Corporate Executive Board Company, The
Term Loan, 5.00%, Maturing July 2, 2019	2,050	2,065,375

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017	1,975	$1,991,047
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	1,929	1,940,211
Education Management LLC
Term Loan, 4.38%, Maturing June 1, 2016	4,973	4,192,356
Term Loan, 8.25%, Maturing March 29, 2018	10,045	8,911,628
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018	9,975	10,031,109
Term Loan - Second Lien, 11.00%, Maturing October 22, 2018	1,125	1,136,250
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	9,154	9,245,540
Garda World Security Corp.
Term Loan, Maturing October 24, 2019(3)	1,700	1,714,875
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	1,642	1,667,402
Genpact International, Inc.
Term Loan, 4.25%, Maturing August 30, 2019	6,350	6,373,812
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	9,685	9,659,897
IG Investment Holdings, LLC
Term Loan, Maturing October 31, 2019(3)	3,600	3,595,500
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	9,183	9,249,745
Infor (US), Inc.
Term Loan, 5.25%, Maturing April 5, 2018	41,607	42,107,637
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	11,653	11,735,950
Kronos Incorporated
Term Loan, Maturing October 25, 2019(3)	7,250	7,268,125
Term Loan - Second Lien, Maturing April 24, 2020(3)	4,175	4,185,437
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	6,957	6,917,725
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	3,735	3,734,626
Mitchell International, Inc.
Term Loan - Second Lien, 5.63%, Maturing March 30, 2015	1,000	987,500
Monitronics International Inc.
Term Loan, 5.50%, Maturing March 16, 2018	2,264	2,285,317
Quintiles Transnational Corp.
Term Loan, 4.50%, Maturing June 8, 2018	2,250	2,258,438
Term Loan, 5.00%, Maturing June 8, 2018	25,644	25,855,560

22	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Sabre, Inc.
Term Loan, 2.21%, Maturing September 30, 2014		4,138	$4,131,011
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,921	1,927,953
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,400	1,408,813
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 26, 2016		24,078	24,176,237
Term Loan, 3.97%, Maturing February 28, 2017		10,961	11,015,942
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		913	915,150
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		12,806	12,943,252
Travelport LLC
Term Loan, 4.65%, Maturing August 21, 2015	EUR	740	913,924
Term Loan, 4.86%, Maturing August 21, 2015		5,549	5,313,702
Term Loan, 4.86%, Maturing August 21, 2015		7,792	7,461,909
Term Loan, 4.86%, Maturing August 21, 2015		2,922	2,798,704
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		349	351,749
Term Loan, 6.00%, Maturing July 28, 2017		2,278	2,297,731
West Corporation
Term Loan, 5.50%, Maturing July 15, 2016		1,804	1,825,162
Term Loan, 5.50%, Maturing July 15, 2016		5,133	5,192,730
Term Loan, 5.75%, Maturing June 29, 2018		4,564	4,620,607

			$346,928,394

Cable and Satellite Television — 3.6%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		6,509	$6,550,532
Term Loan - Second Lien, 9.75%, Maturing October 4, 2019		2,000	2,080,000
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,726	2,740,070
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		1,045	1,049,974
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		25,472	25,551,600
Charter Communications Operating, LLC
Term Loan, 3.47%, Maturing September 6, 2016		2,661	2,675,138
Term Loan, 4.00%, Maturing May 15, 2019		10,970	11,056,263
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,379	1,385,748
CSC Holdings, Inc.
Term Loan, 1.96%, Maturing March 29, 2016		7,025	7,028,211

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		3,998	$4,012,856
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	3,467	4,224,513
Term Loan, 3.32%, Maturing March 4, 2016	EUR	3,467	4,224,513
MCC Iowa LLC
Term Loan, 1.93%, Maturing January 30, 2015		1,852	1,840,578
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,299	3,297,001
Mediacom Illinois, LLC
Term Loan, 1.68%, Maturing January 30, 2015		5,680	5,583,972
Term Loan, 4.50%, Maturing October 23, 2017		2,862	2,851,802
UPC Broadband Holding B.V.
Term Loan, 3.87%, Maturing December 31, 2016	EUR	7,221	9,308,562
UPC Financing Partnership
Term Loan, 3.71%, Maturing December 30, 2016		453	450,854
Term Loan, 3.71%, Maturing December 29, 2017		11,593	11,575,393
Term Loan, 4.75%, Maturing December 29, 2017		2,500	2,518,750
WaveDivision Holdings, LLC
Term Loan, 5.50%, Maturing August 9, 2019		1,275	1,288,532
YPSO Holding SA
Term Loan, Maturing June 6, 2016(3)	EUR	586	720,503
Term Loan, Maturing June 6, 2016(3)	EUR	732	899,262
Term Loan, Maturing June 6, 2016(3)	EUR	2,682	3,296,348

			$116,210,975

Chemicals and Plastics — 4.5%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		1,758	$1,772,117
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		2,736	2,796,474
Chemtura Corporation
Term Loan, 5.50%, Maturing August 27, 2016		3,650	3,700,187
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		5,536	5,598,406
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,162	1,167,433
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		1,510	1,520,602
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		4,443	4,481,737
Huntsman International, LLC
Term Loan, 2.79%, Maturing April 19, 2017		3,467	3,462,863
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		34,563	35,095,310

23	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Momentive Performance Materials GmbH
Term Loan, 3.61%, Maturing May 5, 2015	EUR	2,798	$3,599,487
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 5, 2015		1,741	1,739,073
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		5,796	5,781,373
Momentive Specialty Chemicals Inc.
Term Loan, 3.82%, Maturing May 5, 2015	EUR	714	893,148
Term Loan, 4.00%, Maturing May 5, 2015		7,460	7,441,248
Term Loan, 4.13%, Maturing May 5, 2015		3,276	3,267,949
Term Loan, 4.13%, Maturing May 5, 2015		3,790	3,676,300
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		265	267,733
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		7,284	7,347,290
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		5,145	5,191,522
Schoeller Arca Systems Holding B.V.
Term Loan, 4.78%, Maturing November 16, 2015	EUR	289	262,252
Term Loan, 4.78%, Maturing November 16, 2015	EUR	824	747,728
Term Loan, 4.78%, Maturing November 16, 2015	EUR	887	804,629
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,501	1,517,157
Styron S.A.R.L., LLC
Term Loan, 8.00%, Maturing August 2, 2017		6,284	6,014,491
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019		3,980	4,026,435
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018		1,742	1,756,839
Term Loan, 4.25%, Maturing February 8, 2018		6,388	6,437,750
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		26,698	26,482,557

			$146,850,090

Clothing / Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018		3,367	$3,389,708
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018		1,432	1,424,716
Wolverine Worldwide, Inc.
Term Loan, 5.25%, Maturing July 31, 2019		2,125	2,150,234

			$6,964,658

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Conglomerates — 2.0%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	565	$566,216
Term Loan, 7.75%, Maturing September 22, 2014	569	570,739
Term Loan, 8.25%, Maturing September 22, 2014	228	228,084
Rexnord Corporation
Term Loan, 4.50%, Maturing April 2, 2018	19,151	19,306,158
RGIS Services, LLC
Term Loan, 4.61%, Maturing October 18, 2016	4,971	4,958,819
Term Loan, 5.50%, Maturing October 18, 2017	6,397	6,420,443
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	3,831	3,857,690
Term Loan, 6.75%, Maturing February 8, 2018	1,000	1,000,000
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,000	1,007,500
Spectrum Brands, Inc.
Term Loan, 5.02%, Maturing June 17, 2016	3,647	3,660,669
Walter Energy, Inc.
Term Loan, 5.75%, Maturing April 2, 2018	22,260	22,000,279

		$63,576,597

Containers and Glass Products — 1.7%
Berry Plastics Holding Corporation
Term Loan, 2.21%, Maturing April 3, 2015	17,579	$17,490,941
BWAY Corporation
Term Loan, 5.25%, Maturing February 23, 2018	894	895,559
Term Loan, 5.25%, Maturing February 23, 2018	7,972	7,990,096
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015	1,152	1,175,022
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	6,236	6,283,022
Reynolds Group Holdings Inc.
Term Loan, 4.75%, Maturing September 20, 2018	15,375	15,460,485
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018	733	738,165
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	6,559	6,607,752

		$56,641,042

Cosmetics / Toiletries — 0.6%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	14,838	$15,023,285
Huish Detergents, Inc.
Term Loan, 2.22%, Maturing April 25, 2014	1,853	1,774,705

24	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries (continued)
Prestige Brands, Inc.
Term Loan, 5.28%, Maturing January 31, 2019	1,084	$1,097,933

		$17,895,923

Drugs — 1.0%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	2,488	$2,498,383
Term Loan, 5.50%, Maturing February 10, 2017	5,885	5,914,826
Endo Pharmaceuticals Holdings, Inc.
Term Loan, 4.00%, Maturing June 18, 2018	608	611,975
Par Pharmaceutical Companies, Inc.
Term Loan, 5.00%, Maturing September 30, 2019	7,350	7,346,722
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	3,034	3,049,458
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	2,305	2,316,094
Term Loan, 4.25%, Maturing March 15, 2018	6,069	6,098,916
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	4,172	4,193,005

		$32,029,379

Ecological Services and Equipment — 0.5%
ADS Waste Holdings
Term Loan, 5.25%, Maturing September 11, 2019	14,075	$14,223,083
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)	46	47,682
Progressive Waste Solutions Ltd.
Term Loan, Maturing October 11, 2019(3)	2,300	2,321,563
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017	992	990,841

		$17,583,169

Electronics / Electrical — 7.5%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	12,561	$12,603,855
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	10,209	10,068,543
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	16,019	16,203,124
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	1,005	1,014,705
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	13,386	13,502,735

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
CompuCom Systems, Inc.
Term Loan, 6.50%, Maturing October 2, 2018	8,875	$8,891,641
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	3,334	3,357,183
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	9,448	9,117,112
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	8,426	8,486,987
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	3,894	3,911,039
Term Loan, 5.50%, Maturing May 31, 2016	4,292	4,310,704
Freescale Semiconductor, Inc.
Term Loan, 4.46%, Maturing December 1, 2016	10,834	10,617,018
Hyland Software, Inc.
Term Loan, Maturing October 29, 2019(3)	1,550	1,552,584
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	2,275	2,036,335
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	9,225	9,265,359
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	7,597	7,659,046
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	2,574	2,602,957
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	11,894	12,082,696
Term Loan, 5.50%, Maturing March 3, 2017	2,747	2,810,209
Term Loan, 5.25%, Maturing March 19, 2019	4,254	4,320,973
Open Solutions, Inc.
Term Loan, 2.44%, Maturing January 23, 2014	5,269	5,095,902
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	9,154	8,993,805
SafeNet Inc.
Term Loan, 2.71%, Maturing April 12, 2014	2,717	2,710,599
Semtech Corporation
Term Loan, 4.25%, Maturing March 20, 2017	1,070	1,078,984
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	12,820	12,883,786
Serena Software, Inc.
Term Loan, 4.22%, Maturing March 10, 2016	10,397	10,318,990
Term Loan, 5.00%, Maturing March 10, 2016	900	903,375
Shield Finance Co. S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	4,090	4,115,311
SkillSoft Corporation
Term Loan, 5.00%, Maturing May 26, 2017	7,109	7,189,319
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	6,532	6,632,468

25	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	1,020	$1,031,397
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	977	987,692
Term Loan, 5.00%, Maturing June 7, 2019	9,441	9,562,442
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	2,079	2,080,609
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	10,530	10,573,772
Wall Street Systems, Inc.
Term Loan, Maturing October 24, 2019(3)	6,350	6,270,625
Term Loan - Second Lien, Maturing April 24, 2020(3)	3,250	3,237,812
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	5,481	5,488,289

		$243,569,982

Equipment Leasing — 0.9%
BakerCorp International, Inc.
Term Loan, 5.00%, Maturing June 1, 2018	8,357	$8,400,873
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	4,450	4,522,312
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	17,400	17,704,500

		$30,627,685

Financial Intermediaries — 3.8%
American Capital Holdings, Inc.
Term Loan, 5.50%, Maturing August 22, 2016	3,275	$3,299,563
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	8,194	8,275,983
CB Richard Ellis Services, Inc.
Term Loan, 3.46%, Maturing March 5, 2018	1,752	1,756,487
Term Loan, 3.71%, Maturing September 4, 2019	890	892,386
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	11,707	11,817,016
First Data Corporation
Term Loan, 2.96%, Maturing September 24, 2014	190	190,002
Term Loan, 2.96%, Maturing September 24, 2014	311	311,346
Term Loan, 2.96%, Maturing September 24, 2014	554	555,036
Term Loan, 4.21%, Maturing March 23, 2018	4,755	4,560,049
Term Loan, 5.21%, Maturing September 24, 2018	5,025	4,938,108
Grosvenor Capital Management Holdings, LLP
Term Loan, 2.50%, Maturing December 5, 2013	1,252	1,202,335
Term Loan, 4.25%, Maturing December 5, 2016	1,294	1,273,150

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	4,826	$4,826,250
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	2,086	2,090,978
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,065	4,057,877
LPL Holdings, Inc.
Term Loan, 2.71%, Maturing March 29, 2017	2,096	2,072,667
Term Loan, 4.00%, Maturing March 29, 2019	8,557	8,605,133
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	8,976	9,065,697
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	1,960	1,979,341
Nuveen Investments, Inc.
Term Loan, 5.85%, Maturing May 12, 2017	20,508	20,533,458
Term Loan, 5.84%, Maturing May 13, 2017	8,579	8,600,861
Term Loan, 7.25%, Maturing May 13, 2017	1,400	1,405,600
Oz Management LP
Term Loan, 1.71%, Maturing November 15, 2016	3,482	3,117,773
RJO Holdings Corp.
Term Loan, 6.22%, Maturing December 10, 2015(5)	23	18,533
Term Loan, 6.97%, Maturing December 10, 2015(5)	715	550,980
RPI Finance Trust
Term Loan, 3.50%, Maturing May 9, 2018	7,739	7,774,895
Term Loan, 4.00%, Maturing November 9, 2018	6,072	6,114,948
Springleaf Financial Funding Company
Term Loan, 5.50%, Maturing May 10, 2017	2,000	1,975,000
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	1,244	1,247,637

		$123,109,089

Food Products — 4.2%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	8,250	$8,329,060
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018	1,579	1,564,955
Blue Buffalo Company, Ltd.
Term Loan, 6.50%, Maturing August 8, 2019	6,550	6,599,125
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018	4,015	4,029,993
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	26,284	26,283,585
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	2,834	2,846,230

26	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products (continued)
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 5, 2018	4,464	$4,469,392
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	3,454	3,473,078
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	9,311	9,311,354
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	3,009	3,025,771
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	32,809	33,020,651
Pinnacle Foods Finance LLC
Term Loan, 4.75%, Maturing October 17, 2018	5,249	5,281,429
Term Loan, 4.75%, Maturing October 17, 2018	16,890	16,960,569
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018	5,072	5,093,261
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017	4,974	4,973,877

		$135,262,330

Food Service — 5.1%
Aramark Corporation
Term Loan, 3.40%, Maturing July 26, 2016	441	$442,406
Term Loan, 3.46%, Maturing July 26, 2016	918	921,107
Term Loan, 3.46%, Maturing July 26, 2016	21,466	21,527,561
Term Loan, 3.57%, Maturing July 26, 2016	5,581	5,594,023
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019	1,775	1,792,750
Buffets, Inc.
Term Loan, 0.24%, Maturing April 22, 2015(5)	295	294,849
Burger King Corporation
Term Loan, 3.75%, Maturing September 27, 2019	11,200	11,259,506
Centerplate, Inc.
Term Loan, 5.75%, Maturing October 15, 2018	2,575	2,594,313
DineEquity, Inc.
Term Loan, 4.25%, Maturing October 19, 2017	5,097	5,140,007
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017	28,443	28,572,857
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018	6,144	6,219,649
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018	1,766	1,797,032
OSI Restaurant Partners, LLC
Term Loan, 4.75%, Maturing October 24, 2019	17,155	17,227,909

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		1,675	$1,696,636
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		894	895,984
US Foods, Inc.
Term Loan, 2.71%, Maturing July 3, 2014		2,425	2,401,981
Term Loan, 5.75%, Maturing March 31, 2017		23,135	22,845,391
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing March 15, 2019		13,159	13,201,641
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		20,475	20,690,417

			$165,116,019

Food / Drug Retailers — 3.6%
Alliance Boots Holdings Limited
Term Loan, 3.08%, Maturing July 9, 2015	EUR	1,749	$2,218,763
Term Loan, 3.49%, Maturing July 9, 2015	GBP	26,200	40,989,454
Fairway Group Acquisition Company
Term Loan, 8.25%, Maturing August 17, 2018		2,000	2,020,000
General Nutrition Centers, Inc.
Term Loan, 3.75%, Maturing March 2, 2018		21,656	21,713,032
Iceland Foods Group Limited
Term Loan, 5.11%, Maturing April 12, 2019	EUR	2,725	3,573,950
Pantry, Inc. (The)
Term Loan, 5.75%, Maturing August 2, 2019		1,725	1,738,657
Rite Aid Corporation
Term Loan, 1.97%, Maturing June 4, 2014		24,002	23,834,134
Term Loan, 4.50%, Maturing March 2, 2018		13,823	13,796,845
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		1,492	1,507,348
Term Loan, 6.00%, Maturing April 18, 2018		6,733	6,800,381

			$118,192,564

Forest Products — 0.1%
SIG Euro Holding AG & Co. KG
Term Loan, 5.25%, Maturing September 28, 2018	EUR	2,750	$3,573,322

			$3,573,322

Health Care — 15.4%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		1,244	$1,254,633
Term Loan, 4.75%, Maturing June 30, 2017		1,514	1,525,624
Term Loan, 4.75%, Maturing June 30, 2017		15,805	15,931,353

27	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)
Alkermes, Inc.
Term Loan, 4.50%, Maturing September 18, 2019	5,000	$5,037,500
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016	10,255	10,100,712
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015	4,561	4,572,821
AssuraMed.
Term Loan, Maturing October 23, 2019(3)	3,675	3,696,436
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017	4,259	4,261,724
Term Loan, 8.50%, Maturing April 4, 2017	4,259	4,261,724
Term Loan, Maturing October 9, 2017(3)	3,126	3,110,684
Term Loan, Maturing October 26, 2017(3)	2,274	2,262,316
Biomet Inc.
Term Loan, 3.96%, Maturing July 25, 2017	17,178	17,302,984
BSN Medical Acquisition Holding GmbH
Term Loan, 5.00%, Maturing August 28, 2019	4,714	4,737,595
Catalent Pharma Solutions Inc.
Term Loan, 4.21%, Maturing September 15, 2016	8,028	8,067,832
Term Loan, 5.25%, Maturing September 15, 2017	3,130	3,163,403
Community Health Systems, Inc.
Term Loan, 3.92%, Maturing January 25, 2017	24,185	24,321,388
Convatec Inc.
Term Loan, 5.00%, Maturing December 22, 2016	3,551	3,577,839
CRC Health Corporation
Term Loan, 4.86%, Maturing November 16, 2015	7,597	7,397,762
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	6,526	6,573,502
Term Loan, Maturing September 2, 2019(3)	19,100	19,179,590
DJO Finance LLC
Term Loan, 5.21%, Maturing November 1, 2016	6,227	6,249,979
Term Loan, 6.25%, Maturing September 15, 2017	4,577	4,604,462
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	9,913	9,571,975
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	2,512	2,541,818
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	18,300	18,488,071
Fresenius US Finance I Inc.
Term Loan, 3.50%, Maturing September 10, 2014	353	354,193
Term Loan, 3.50%, Maturing September 10, 2014	617	619,608
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	13,573	13,735,682
Hanger Orthopedic Group, Inc.
Term Loan, 4.01%, Maturing December 1, 2016	3,399	3,415,703

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc.
Term Loan, 3.61%, Maturing March 31, 2017		20,311	$20,371,030
Term Loan, 3.46%, Maturing May 1, 2018		13,788	13,821,139
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018		18,306	18,494,185
Hologic Inc.
Term Loan, 4.50%, Maturing August 1, 2019		7,357	7,449,285
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018		16,989	17,063,826
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016		12,660	12,380,751
Term Loan, 6.75%, Maturing May 15, 2018		9,299	9,066,261
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018		6,486	6,408,727
Term Loan, 6.00%, Maturing June 1, 2018		3,300	3,260,786
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018		27,642	28,056,944
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		2,195	2,216,445
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016		3,467	3,506,232
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017		2,352	2,269,610
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017		13,623	13,702,631
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017		4,677	4,653,118
One Call Medical, Inc.
Term Loan, 7.00%, Maturing August 16, 2019		8,350	8,391,750
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017		6,760	6,701,084
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		20,131	20,401,810
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.01%, Maturing April 30, 2018		898	899,994
Radnet Management, Inc.
Term Loan, 5.51%, Maturing September 30, 2018		8,875	8,895,341
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		11,576	11,677,428
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		2,294	2,315,759
Sunrise Medical Holdings B.V.
Term Loan, 7.25%, Maturing May 13, 2014	EUR	909	1,161,804
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		8,714	8,690,661

28	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Truven Health Analytics Inc.
Term Loan, 5.75%, Maturing June 1, 2019		7,075	$7,097,109
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		1,521	1,528,816
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.25%, Maturing February 13, 2019		14,479	14,558,760
Term Loan, Maturing September 27, 2019(3)		14,875	14,956,812
Vanguard Health Holding Company II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		4,704	4,738,250
VWR Funding, Inc.
Term Loan, 2.61%, Maturing June 27, 2014	EUR	1,234	1,599,856
Term Loan, 2.71%, Maturing June 30, 2014		9,678	9,694,158
Term Loan, 4.46%, Maturing April 3, 2017		875	879,796
Term Loan, 4.61%, Maturing April 3, 2017	EUR	1,234	1,599,106

			$498,428,177

Home Furnishings — 0.5%
Hunter Fan Company
Term Loan, 2.83%, Maturing April 16, 2014		968	$924,519
Oreck Corporation
Term Loan - Second Lien, 3.88%, Maturing March 19, 2016(5)		237	214,456
Serta Simmons Holdings, LLC
Term Loan, 6.00%, Maturing October 1, 2019		12,800	12,813,338
Sofia III S.a.r.l.
Term Loan, 2.61%, Maturing June 24, 2016	EUR	2,243	2,630,693

			$16,583,006

Industrial Equipment — 2.4%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		11,633	$11,762,605
Excelitas Technologies Corp.
Term Loan, 5.00%, Maturing November 23, 2016		5,945	5,929,933
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing February 8, 2019		5,561	5,693,138
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		6,321	6,336,802
Husky Injection Molding Systems Ltd.
Term Loan, 5.75%, Maturing June 29, 2018		13,227	13,422,999
Kinetek Acquisitions Corporation
Term Loan, 4.50%, Maturing November 11, 2013		79	78,394
Term Loan, 4.50%, Maturing November 11, 2013		775	772,938
Kion Group GMBH
Term Loan, 3.36%, Maturing December 23, 2014	EUR	3,901	4,967,955

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Term Loan, 3.46%, Maturing December 23, 2014		2,826	$2,776,711
Term Loan, 3.96%, Maturing December 23, 2015		2,826	2,776,711
Term Loan, 3.86%, Maturing December 29, 2015	EUR	3,701	4,713,167
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,462	1,472,461
Tank Holding Corp.
Term Loan, 5.50%, Maturing July 9, 2019		5,776	5,816,074
Terex Corporation
Term Loan, 4.50%, Maturing April 28, 2017		7,165	7,224,265
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018		2,487	2,515,465

			$76,259,618

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 0.50%, Maturing August 21, 2013(6)		5,000	$4,675,000
Term Loan, 3.36%, Maturing August 21, 2014		933	932,129
Term Loan, 6.75%, Maturing August 21, 2014		1,908	1,926,848
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		7,232	7,258,995
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019		12,275	12,328,703
Applied Systems, Inc.
Term Loan, 5.50%, Maturing December 8, 2016		2,214	2,219,410
Term Loan, 5.50%, Maturing December 8, 2016		2,961	2,970,925
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		38,283	38,603,116
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		3,645	3,776,274
CCC Information Services, Inc.
Term Loan, 5.75%, Maturing November 11, 2015		3,031	3,047,638
CNO Financial Group, Inc.
Term Loan, 5.00%, Maturing September 20, 2018		24,475	24,658,562
Cunningham Lindsey Group, Inc.
Term Loan, Maturing October 29, 2019(3)		6,025	6,036,297
Term Loan - Second Lien, Maturing April 29, 2020(3)		3,000	3,045,000
Hub International Limited
Term Loan, 4.71%, Maturing June 13, 2017		16,007	16,137,260
Term Loan, 6.75%, Maturing December 13, 2017		1,310	1,326,040
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		2,487	2,490,010
USI Holdings Corporation
Term Loan, 2.72%, Maturing May 5, 2014		10,054	10,060,389

			$141,492,596

29	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies — 4.2%
Alpha D2 Limited
Term Loan, 6.00%, Maturing April 29, 2019	6,293	$6,356,309
AMC Entertainment, Inc.
Term Loan, 4.25%, Maturing December 15, 2016	4,844	4,877,067
Term Loan, 4.75%, Maturing February 22, 2018	4,570	4,610,860
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018	8,129	8,195,311
Bombardier Recreational Products, Inc.
Term Loan, 4.46%, Maturing June 28, 2016	12,538	12,620,016
Bright Horizons Family Solutions, Inc.
Term Loan, 5.25%, Maturing May 23, 2017	6,219	6,234,297
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017	6,393	6,445,365
Cinemark USA, Inc.
Term Loan, 3.47%, Maturing April 29, 2016	4,819	4,857,417
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016	3,838	3,868,933
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016	1,123	1,128,641
Fender Musical Instruments Corporation
Term Loan, 2.47%, Maturing June 9, 2014	253	252,784
Term Loan, 2.47%, Maturing June 9, 2014	500	500,267
Kasima, LLC
Term Loan, 4.12%, Maturing March 10, 2015	3,820	3,834,551
Term Loan, 5.00%, Maturing March 31, 2017	4,987	5,005,308
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016	10,553	10,623,193
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.46%, Maturing July 21, 2017	4,224	4,234,121
Regal Cinemas, Inc.
Term Loan, 3.24%, Maturing August 23, 2017	6,163	6,190,229
Revolution Studios Distribution Company, LLC
Term Loan, 3.97%, Maturing December 21, 2014(5)	2,661	2,175,136
Term Loan - Second Lien, 7.22%, Maturing June 21, 2015(5)	2,825	1,504,313
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017	18,447	18,579,585
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018	7,075	7,130,242
Town Sports International Inc.
Term Loan, 5.75%, Maturing May 11, 2018	5,960	6,033,093
Warner Music Group Corp.
Term Loan, Maturing October 25, 2018(3)	2,450	2,462,250

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		2,896	$2,854,568
Term Loan, 7.50%, Maturing June 19, 2015		5,970	6,014,295

			$136,588,151

Lodging and Casinos — 1.9%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		2,587	$2,622,571
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,799	5,841,980
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		1,471	1,512,494
Term Loan, 5.46%, Maturing January 26, 2018		16,362	14,736,750
Gala Group LTD
Term Loan, 5.51%, Maturing May 30, 2018	GBP	13,725	20,830,859
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing March 24, 2017		2,389	2,412,511
Las Vegas Sands LLC
Term Loan, 2.72%, Maturing November 23, 2016		1,545	1,545,073
Term Loan, 2.72%, Maturing November 23, 2016		6,117	6,116,848
LodgeNet Entertainment Corporation
Term Loan, 8.50%, Maturing April 4, 2014		867	675,525
Penn National Gaming, Inc.
Term Loan, Maturing July 16, 2018(3)		1,550	1,559,204
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019		4,502	4,530,515
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018		398	401,234

			$62,785,564

Nonferrous Metals / Minerals — 1.6%
Arch Coal Inc.
Term Loan, 5.75%, Maturing May 16, 2018		15,486	$15,630,255
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017		13,500	13,520,529
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019		4,652	4,701,049
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017		1,757	1,759,074
Term Loan, 4.00%, Maturing March 10, 2017		7,721	7,729,172
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.71%, Maturing May 8, 2016		3,198	3,210,445

30	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals (continued)
United Distribution Group, Inc.
Term Loan, 7.50%, Maturing October 9, 2018	5,150	$4,969,750
Term Loan - Second Lien, 12.50%, Maturing April 12, 2019	1,250	1,193,750

		$52,714,024

Oil and Gas — 3.9%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	6,485	$6,614,317
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	419	422,197
Term Loan, 9.00%, Maturing June 23, 2017	5,816	5,928,813
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	5,383	5,463,472
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	19,100	19,117,247
Frac Tech International LLC
Term Loan, 8.50%, Maturing May 6, 2016	9,405	8,496,264
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	8,482	8,583,103
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	3,168	3,186,812
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	12,031	12,091,376
Plains Exploration & Production
Term Loan, Maturing September 13, 2019(3)	13,600	13,678,934
Samson Investment Company
Term Loan - Second Lien, 6.00%, Maturing September 25, 2018	3,525	3,561,903
Sheridan Production Partners I, LLC
Term Loan, 5.00%, Maturing September 14, 2019	8,385	8,398,324
Term Loan, 5.00%, Maturing September 25, 2019	679	679,733
Term Loan, 5.00%, Maturing September 25, 2019	1,111	1,112,846
Tallgrass Energy Partners, LP
Term Loan, Maturing October 25, 2018(3)	15,450	15,478,969
Tervita Corporation
Term Loan, 3.21%, Maturing November 14, 2014	63	61,981
Term Loan, 3.21%, Maturing November 14, 2014	10,889	10,723,212
Term Loan, 6.50%, Maturing November 14, 2014	1,414	1,416,670

		$125,016,173

Publishing — 4.2%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017	10,024	$10,056,943

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Aster Zweite Beteiligungs GmbH
Term Loan, 5.97%, Maturing December 31, 2014		2,251	$2,196,796
Term Loan, 5.97%, Maturing December 31, 2014		3,440	3,356,776
Term Loan, 5.97%, Maturing December 31, 2014		3,518	3,433,153
Term Loan, 8.22%, Maturing June 30, 2016		1,292	1,056,561
Black Press US Partnership
Term Loan, 2.42%, Maturing August 2, 2013		395	387,162
Term Loan, 2.42%, Maturing August 2, 2013		651	637,679
Cengage Learning Acquisitions, Inc.
Term Loan, 2.47%, Maturing July 3, 2014		5,884	5,626,498
GateHouse Media Operating, Inc.
Term Loan, 2.22%, Maturing August 28, 2014		2,026	699,439
Term Loan, 2.22%, Maturing August 28, 2014		4,753	1,641,118
Term Loan, 2.47%, Maturing August 28, 2014		4,151	1,433,167
Getty Images, Inc.
Term Loan, 4.75%, Maturing September 13, 2019		25,600	25,740,800
Instant Web, Inc.
Term Loan, 3.59%, Maturing August 7, 2014		401	312,999
Term Loan, 3.59%, Maturing August 7, 2014		3,849	3,002,579
Interactive Data Corporation
Term Loan, 4.50%, Maturing February 12, 2018		11,927	12,017,509
Laureate Education, Inc.
Term Loan, 3.32%, Maturing August 17, 2014		451	450,987
Term Loan, 3.32%, Maturing August 17, 2014		4,487	4,486,969
Term Loan, 5.25%, Maturing June 18, 2018		24,136	24,075,811
MediaNews Group
Term Loan, 8.50%, Maturing March 19, 2014		491	478,756
Merrill Communications, LLC
Term Loan, 9.75%, Maturing December 24, 2012		5,366	5,352,618
Nelson Education Ltd.
Term Loan, 2.86%, Maturing July 3, 2014		1,433	1,214,330
Newspaper Holdings Inc.
Term Loan, 1.88%, Maturing July 24, 2014		7,430	6,895,608
Nielsen Finance LLC
Term Loan, 3.47%, Maturing May 2, 2016		12,979	13,057,745
Term Loan, 3.97%, Maturing May 2, 2016		3,108	3,127,641
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014		1,747	1,455,483
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(2)(5)		747	318,827
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013		886	779,849
Springer Science+Business Media S.A.
Term Loan, 4.11%, Maturing July 21, 2016	EUR	3,000	3,892,337

31	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014		125	$119,076
Term Loan, 8.00%, Maturing September 29, 2014		167	158,768

			$137,463,984

Radio and Television — 3.2%
Clear Channel Communications, Inc.
Term Loan, 3.86%, Maturing January 29, 2016		5,704	$4,739,160
Cumulus Media Holdings Inc.
Term Loan, 5.75%, Maturing September 17, 2018		25,670	25,857,782
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018		5,116	5,151,612
Foxco Acquisition Sub, LLC
Term Loan, 5.50%, Maturing July 31, 2017		11,600	11,774,000
Gray Television, Inc.
Term Loan, 3.59%, Maturing October 15, 2019(6)		5,175	5,207,344
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,127	2,143,250
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		1,538	1,556,643
Local TV Finance, LLC
Term Loan, 4.22%, Maturing May 7, 2015		4,712	4,735,583
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		1,210	1,213,415
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,371	3,379,105
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,922	3,951,249
Raycom TV Broadcasting, Inc.
Term Loan, 4.25%, Maturing May 31, 2017		2,518	2,505,534
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		1,916	1,929,371
Tyrol Acquisitions 2 SAS
Term Loan, 4.11%, Maturing January 29, 2016	EUR	1,010	1,188,793
Term Loan, 4.11%, Maturing January 29, 2016	EUR	1,010	1,188,793
Univision Communications Inc.
Term Loan, 2.21%, Maturing September 29, 2014		2,368	2,364,507
Term Loan, 4.46%, Maturing March 31, 2017		20,648	20,260,639
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,035	5,077,092

			$104,223,872

Retailers (Except Food and Drug) — 4.2%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		12,755	$12,924,097

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		2,825	$2,824,119
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		2,643	2,655,490
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,412	4,439,449
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		3,117	3,152,256
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		15,765	15,799,976
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		13,011	13,032,615
Michaels Stores, Inc.
Term Loan, 4.91%, Maturing July 29, 2016		5,798	5,859,322
Term Loan, 4.91%, Maturing July 29, 2016		9,421	9,521,337
National Vision, Inc.
Term Loan, 7.00%, Maturing August 2, 2018		3,142	3,189,257
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		17,775	17,849,744
Ollie’s Bargain Outlet, Inc.
Term Loan, 6.25%, Maturing September 27, 2019		4,075	4,090,281
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 5.00%, Maturing October 17, 2018		2,000	2,016,666
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		9,291	9,350,322
Pilot Travel Centers LLC
Term Loan, 3.75%, Maturing March 30, 2018		3,133	3,152,895
Term Loan, 4.25%, Maturing August 7, 2019		1,050	1,058,860
ServiceMaster Company
Term Loan, 4.46%, Maturing January 31, 2017		10,780	10,841,948
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,414	3,298,470
Vivarte SA
Term Loan, 2.42%, Maturing March 9, 2015	EUR	2,640	2,755,996
Term Loan, 2.92%, Maturing March 8, 2016	EUR	2,640	2,755,996
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	22	20,693
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	154	144,854
Term Loan - Second Lien, 3.92%, Maturing September 8, 2016	EUR	1,582	1,489,927
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		2,575	2,602,359

			$134,826,929

32	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel — 1.7%
Essar Steel Algoma, Inc.
Term Loan, 8.75%, Maturing September 19, 2014		10,025	$10,150,312
FMG America Finance, Inc.
Term Loan, 5.25%, Maturing October 18, 2017		25,075	25,012,312
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		4,742	4,801,070
Patriot Coal Corporation
Term Loan, 9.25%, Maturing October 4, 2013		3,250	3,274,375
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		5,687	5,714,933
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		2,543	2,574,598
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,525	2,556,563

			$54,084,163

Surface Transport — 1.4%
Hertz Corporation, (The)
Term Loan, 3.75%, Maturing March 9, 2018		7,100	$7,073,375
Term Loan, 3.75%, Maturing March 9, 2018		16,450	16,432,250
Term Loan, Maturing March 11, 2018(3)		15,825	15,795,328
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 21, 2017		4,794	4,832,810

			$44,133,763

Telecommunications — 5.0%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		3,955	$3,672,800
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,469	2,474,922
Cricket Communications, Inc.
Term Loan, 4.75%, Maturing October 10, 2019		7,100	7,144,375
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		8,381	8,438,972
Intelsat Jackson Holdings Ltd.
Term Loan, 4.50%, Maturing April 2, 2018		47,240	47,657,306
IPC Systems, Inc.
Term Loan, 2.85%, Maturing May 31, 2014	GBP	166	262,505
Macquarie UK Broadcast Limited
Term Loan, 3.00%, Maturing December 1, 2014	GBP	2,508	3,831,729
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		29,755	29,872,725
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016		1,939	1,938,656

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015	6,991	$7,020,019
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019	1,525	1,520,234
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	2,716	2,724,111
Term Loan, 3.75%, Maturing September 27, 2019	1,775	1,786,094
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019	12,444	12,521,586
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019	26,708	26,861,634
Windstream Corporation
Term Loan, 4.00%, Maturing August 8, 2019	3,666	3,693,306

		$161,420,974

Utilities — 1.9%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	6,375	$6,423,222
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	4,233	4,251,651
Term Loan, 4.50%, Maturing April 2, 2018	11,516	11,560,749
Term Loan, 4.50%, Maturing September 27, 2019	3,600	3,611,700
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 28, 2019	1,070	1,073,636
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	1,485	1,544,400
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	2,747	2,876,887
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	1,909	1,923,485
LSP Madison Funding, LLC
Term Loan, 5.50%, Maturing June 28, 2019	4,489	4,533,637
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	8,965	9,029,171
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.75%, Maturing October 10, 2017	24,173	15,712,734

		$62,541,272

Total Senior Floating-Rate Interests (identified cost $3,722,793,375)		$3,733,502,609

33	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Corporate Bonds & Notes — 3.0%

Security		Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(4)
Calcipar SA, Sr. Notes
6.875%, 5/1/18(7)		1,000	$1,007,500

			$1,007,500

Chemicals and Plastics — 0.4%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20		2,000	$2,005,000
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(7)	EUR	3,000	3,975,938
7.50%, 5/1/20(7)		2,375	2,416,563
8.375%, 2/15/19(7)		3,800	4,004,250
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(7)		2,500	2,687,500

			$15,089,251

Containers and Glass Products — 0.7%
Reynolds Group Holdings, Inc., Sr. Notes
5.75%, 10/15/20(7)		15,875	$16,073,437
Smurfit Kappa Acquisitions, Sr. Notes
4.875%, 9/15/18(7)		1,850	1,856,938
3.795%, 10/15/20(7)	EUR	3,000	3,893,309

			$21,823,684

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(2)(5)(7)		92	$78,037

			$78,037

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(7)		750	$851,250
7.125%, 9/1/18(7)		750	885,000

			$1,736,250

Financial Intermediaries — 0.1%
First Data Corp., Sr. Notes
7.375%, 6/15/19(7)		2,500	$2,600,000
6.75%, 11/1/20(7)		2,575	2,587,875

			$5,187,875

Security	Principal Amount* (000’s omitted)	Value

Health Care — 0.4%
Community Health Systems, Inc., Sr. Notes
5.125%, 8/15/18	8,225	$8,554,000
HCA, Inc., Sr. Notes
4.75%, 5/1/23	4,650	4,661,625

		$13,215,625

Home Furnishings — 0.1%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20(7)	2,250	$2,407,500

		$2,407,500

Insurance — 0.1%
CNO Financial Group, Inc., Sr. Notes
6.375%, 10/1/20(7)	2,000	$2,080,000

		$2,080,000

Leisure Goods / Activities / Movies — 0.2%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(7)	2,250	$2,514,375
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(7)	4,200	4,452,000

		$6,966,375

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20(7)	5,550	$5,466,750

		$5,466,750

Radio and Television — 0.1%
Clear Channel Communications, Inc., Sr. Notes
9.00%, 12/15/19(7)	1,709	$1,546,645
Univision Communications, Inc., Sr. Notes
6.75%, 9/15/22(7)	3,400	3,417,000

		$4,963,645

Telecommunications — 0.1%
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19	2,000	$2,150,000

		$2,150,000

34	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Security	Principal Amount* (000’s omitted)	Value

Utilities — 0.5%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)	8,123	$8,874,377
7.875%, 1/15/23(7)	7,087	7,866,570

		$16,740,947

Total Corporate Bonds & Notes (identified cost $95,298,707)		$98,913,439

Common Stocks — 0.7%

Security	Shares	Value

Automotive — 0.0%(4)
Dayco Products, LLC(5)(8)(9)	48,926	$1,247,613

		$1,247,613

Building and Development — 0.0%(4)
United Subcontractors, Inc.(5)(8)(9)	1,646	$68,612

		$68,612

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(5)(9)(10)	1,242	$89,710

		$89,710

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(5)(8)(9)	250	$23,863

		$23,863

Food Service — 0.0%(4)
Buffets Restaurants Holdings, Inc.(5)(8)(9)	105,043	$950,639

		$950,639

Home Furnishings — 0.0%(4)
Oreck Corp.(5)(8)(9)	4,230	$73,560
Sanitec Europe Oy B Units(5)(8)(9)	157,491	990,039
Sanitec Europe Oy E Units(5)(8)(9)	154,721	0

		$1,063,599

Investment Services — 0.0%
Safelite Realty Corp.(5)(9)	20,048	$0

		$0

Security	Shares	Value

Leisure Goods / Activities / Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(8)(9)	158,338	$5,042,084

		$5,042,084

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(8)(9)	167,709	$1,900,693
Tropicana Entertainment, Inc.(5)(8)(9)	40,751	570,514

		$2,471,207

Publishing — 0.3%
Ion Media Networks, Inc.(5)(8)(9)	13,247	$8,425,092
MediaNews Group, Inc.(5)(8)(9)	66,239	1,389,692
Source Interlink Companies, Inc.(5)(8)(9)	2,290	0

		$9,814,784

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(5)(8)(9)	505	$1,818,000

		$1,818,000

Total Common Stocks (identified cost $13,549,393)		$22,590,111

Preferred Stocks — 0.0%(4)

Security	Shares	Value

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(5)(9)(10)	284	$17,892

Total Preferred Stocks (identified cost $4,970)		$17,892

Warrants — 0.0%(4)

Security	Shares	Value

Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(5)(8)(9)	5	$18,000

Total Warrants (identified cost $8,593)		$18,000

35	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Portfolio of Investments — continued

Short-Term Investments — 2.9%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.12%(11)	$93,586	$93,586,107

Total Short-Term Investments (identified cost $93,586,107)		$93,586,107

Total Investments — 121.8% (identified cost $3,925,241,145)		$3,948,628,158

Less Unfunded Loan Commitments — (0.2)%		$(6,258,784)

Net Investments — 121.6% (identified cost $3,918,982,361)		$3,942,369,374

Other Assets, Less Liabilities — (21.6)%		$(700,588,004)

Net Assets — 100.0%		$3,241,781,370

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(3)	This Senior Loan will settle after October 31, 2012, at which time the interest rate will be determined.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(6)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2012, the aggregate value of these securities is $81,542,814 or 2.5% of the Portfolio’s net assets.

(8)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(9)	Non-income producing security.

(10)	Restricted security (see Note 5).

(11)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2012.

36	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Statement of Assets and Liabilities

Assets	October 31, 2012
Unaffiliated investments, at value (identified cost, $3,825,396,254)	$3,848,783,267
Affiliated investments, at value (identified cost, $93,586,107)	93,586,107
Cash	15,568,994
Restricted cash*	3,980,586
Foreign currency, at value (identified cost, $26,443,134)	26,469,317
Interest receivable	12,560,567
Interest receivable from affiliated investment	5,634
Receivable for investments sold	11,199,483
Receivable for open forward foreign currency exchange contracts	30,296
Prepaid expenses	127,591
Other assets	9,802
Total assets	$4,012,321,644

Liabilities
Notes payable	$425,000,000
Payable for investments purchased	341,401,109
Payable for open forward foreign currency exchange contracts	1,312,949
Payable for open swap contracts	950,947
Payable to affiliates:
Investment adviser fee	1,303,220
Trustees’ fees	5,667
Accrued expenses	566,382
Total liabilities	$770,540,274
Net Assets applicable to investors’ interest in Portfolio	$3,241,781,370

Sources of Net Assets
Investors’ capital	$3,220,609,345
Net unrealized appreciation	21,172,025
Total	$3,241,781,370

*	Represents restricted cash on deposit at the custodian as collateral for open financial contracts.

37	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Statement of Operations

Investment Income	Year Ended October 31, 2012
Interest	$142,354,787
Dividends	2,774,040
Interest allocated from affiliated investment	57,064
Expenses allocated from affiliated investment	(7,433)
Total investment income	$145,178,458

Expenses
Investment adviser fee	$12,140,518
Trustees’ fees and expenses	69,458
Custodian fee	686,116
Legal and accounting services	265,641
Interest expense and fees	7,329,346
Miscellaneous	159,744
Total expenses	$20,650,823
Deduct —
Reduction of custodian fee	$38
Total expense reductions	$38

Net expenses	$20,650,785

Net investment income	$124,527,673

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$5,818,996
Investment transactions allocated from affiliated investment	574
Swap contracts	(277,922)
Foreign currency and forward foreign currency exchange contract transactions	7,129,281
Net realized gain	$12,670,929
Change in unrealized appreciation (depreciation) —
Investments	$64,674,364
Swap contracts	(251,873)
Foreign currency and forward foreign currency exchange contracts	(3,549,117)
Net change in unrealized appreciation (depreciation)	$60,873,374

Net realized and unrealized gain	$73,544,303

Net increase in net assets from operations	$198,071,976

38	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$124,527,673	$88,020,298
Net realized gain (loss) from investment transactions, swap contracts, foreign currency and forward foreign currency exchange contract transactions	12,670,929	(9,337,724)
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	60,873,374	(7,088,636)
Net increase in net assets from operations	$198,071,976	$71,593,938
Capital transactions —
Contributions	$1,589,597,098	$494,343,350
Withdrawals	(191,767,616)	(267,752,684)
Net increase in net assets from capital transactions	$1,397,829,482	$226,590,666

Net increase in net assets	$1,595,901,458	$298,184,604

Net Assets
At beginning of year	$1,645,879,912	$1,347,695,308
At end of year	$3,241,781,370	$1,645,879,912

39	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Statement of Cash Flows

Cash Flows From Operating Activities	Year Ended October 31, 2012
Net increase in net assets from operations	$198,071,976
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Investments purchased	(2,370,473,953)
Investments sold and principal repayments	1,002,711,363
Increase in short-term investments, net	(32,815,112)
Net amortization/accretion of premium (discount)	(10,144,504)
Increase in restricted cash	(2,330,586)
Increase in dividends and interest receivable	(4,506,580)
Increase in interest receivable from affiliated investment	(3,247)
Decrease in receivable for open forward foreign currency exchange contracts	2,652,733
Increase in prepaid expenses	(43,684)
Decrease in other assets	23,096
Increase in payable for open forward foreign currency exchange contracts	278,378
Increase in payable for open swap contracts	251,873
Increase in payable to affiliate for investment adviser fee	458,799
Increase in payable to affiliate for Trustees’ fees	1,459
Decrease in accrued expenses	(341,221)
Decrease in unfunded loan commitments	(8,791,690)
Net change in unrealized (appreciation) depreciation from investments	(64,674,364)
Net realized gain from investments	(5,818,996)
Net cash used in operating activities	$(1,295,494,260)

Cash Flows From Financing Activities
Proceeds from capital contributions	$1,589,597,098
Payments for capital withdrawals	(191,767,616)
Proceeds from notes payable	680,000,000
Repayments of notes payable	(745,000,000)
Net cash provided by financing activities	$1,332,829,482

Net increase in cash*	$37,335,222

Cash at beginning of year(1)	$4,703,089

Cash at end of year(1)	$42,038,311

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on borrowings	$7,579,326

(1)	Balance includes foreign currency, at value.

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $48,907.

40	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2012	2011	2010	2009	2008
Ratios (as a percentage of average daily net assets):
Expenses before custodian fee reduction excluding interest and fees(1)	0.61%	0.65%	0.72%	0.76%	0.66%
Interest and fee expense	0.34%	0.39%	0.56%	1.31%	0.98%
Total expenses	0.95%	1.04%	1.28%	2.07%	1.64%
Net investment income	5.73%	5.31%	5.15%	5.97%	7.01%
Portfolio Turnover	37%	59%	37%	32%	7%

Total Return	9.94%	5.54%	14.14%	38.19%	(26.81)%

Net assets, end of year (000’s omitted)	$3,241,781	$1,645,880	$1,347,695	$1,263,528	$1,119,305

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

41	See Notes to Financial Statements.

Senior Debt Portfolio

October 31, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Senior Debt Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2012, Eaton Vance Floating-Rate Advantage Fund and Eaton Vance Strategic Income Fund held an interest of 96.9% and 3.1%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

42

Senior Debt Portfolio

October 31, 2012

Notes to Financial Statements — continued

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2012, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed or offset by another contract with the same broker for the same settlement date and currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap

43

Senior Debt Portfolio

October 31, 2012

Notes to Financial Statements — continued

are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of the Portfolio is the amount included in the Portfolio’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily gross assets up to and including $1 billion, 0.45% over $1 billion up to and including $2 billion, and at reduced rates on daily gross assets over $2 billion, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended October 31, 2012, the Portfolio’s investment adviser fee totaled $12,140,518 or 0.56% of the Portfolio’s average daily net assets.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,661,988,443 and $986,428,813, respectively, for the year ended October 31, 2012.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,919,230,235

Gross unrealized appreciation	$51,504,591
Gross unrealized depreciation	(28,365,452)

Net unrealized appreciation	$23,139,139

The net unrealized depreciation on swap contracts and foreign currency transactions at October 31, 2012 on a federal income tax basis was $2,214,988.

5  Restricted Securities

At October 31, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

44

Senior Debt Portfolio

October 31, 2012

Notes to Financial Statements — continued

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks
Environmental Systems Products Holdings, Inc	10/24/00	1,242	$0	$89,710
Safelite Realty Corp.	9/29/00-11/10/00	20,048	0	0

Total Common Stocks			$0	$89,710

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,892

Total Restricted Securities			$4,970	$107,602

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales
Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)

11/30/12	British Pound Sterling 13,699,983	United States Dollar 21,679,264	JPMorgan Chase Bank	$(426,968)
11/30/12	Euro 11,419,719	United States Dollar 14,324,610	Citibank NA	(480,662)
12/31/12	British Pound Sterling 7,557,756	United States Dollar 12,202,866	Goldman Sachs International	8,746
12/31/12	British Pound Sterling 4,303,125	United States Dollar 6,947,361	State Street Bank and Trust Co.	4,450
12/31/12	Euro 30,227,320	United States Dollar 38,902,863	HSBC Bank USA	(300,381)
1/31/13	British Pound Sterling 17,396,444	United States Dollar 27,960,435	HSBC Bank USA	(104,938)
1/31/13	Euro 19,702,884	United States Dollar 25,578,087	Deutsche Bank	17,100

				$(1,282,653)

45

Senior Debt Portfolio

October 31, 2012

Notes to Financial Statements — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation

Citibank NA	$15,000	Receives	3-month USD-LIBOR-BBA	0.98%	6/24/14	$(238,492)
Citibank NA	15,000	Receives	3-month USD-LIBOR-BBA	1.81	6/24/16	(712,455)

						$(950,947)

At October 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk:  Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk:  Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts.

The Portfolio enters into swap contracts and forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2012, the fair value of derivatives with credit-related contingent features in a net liability position was $2,263,896. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $3,980,586 at October 31, 2012.

The non-exchange traded derivatives in which the Portfolio invests, including swap contracts and forward foreign currency exchange contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At October 31, 2012, the maximum amount of loss the Portfolio would incur due to counterparty risk was $30,296, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $17,100. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative		Liability Derivative

Foreign Exchange	Forward foreign currency exchange contracts	$30,296	(1)	$(1,312,949	)(2)

		$30,296		$(1,312,949)

Interest rate	Interest rate swaps	$—		$(950,947	)(3)

		$—		$(950,947)

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized appreciation.

(2)	Statement of Assets and Liabilities location: Payable for open forward foreign currency exchange contracts and Net unrealized appreciation.

(3)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

46

Senior Debt Portfolio

October 31, 2012

Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2012 was as follows:

Risk	Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Foreign Exchange	Forward foreign currency exchange contracts	$7,882,421	(1)	$(2,931,111	)(2)
Interest Rate	Interest rate swaps	(277,922	)(3)	(251,873	)(4)

Total		$7,604,499		$(3,182,984)

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

(3)	Statement of Operations location: Net realized gain (loss) – Swap contracts.

(4)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts.

The average notional amounts of forward foreign currency exchange contracts and swap contracts outstanding during the year ended October 31, 2012, which are indicative of the volume of these derivative types, were approximately $109,442,000 and $30,000,000, respectively.

7  Revolving Credit Agreement

The Portfolio has entered into a Revolving Credit Agreement, as amended (the Agreement) with conduit lenders and a bank that allows it to borrow up to $840 million ($640 million prior to June 18, 2012) and to invest the borrowings in accordance with its investment practices. Borrowings under the Agreement are secured by the assets of the Portfolio. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, the Portfolio also pays a program fee of 0.65% (0.60% prior to February 16, 2012) per annum on its outstanding borrowings to administer the facility and a commitment fee of 0.35% (0.45% prior to February 16, 2012) per annum if outstanding loan amount is greater than 50% of total facility size; 0.45% if outstanding loan amount is less than or equal to 50% of total facility size. Program and commitment fees for the year ended October 31, 2012 totaled $5,685,604 and are included in interest expense in the Statement of Operations. In connection with the structuring of the Agreement, the Portfolio was obligated to pay a fee of $1 million in quarterly installments of $50,000 through February 2012, of which no balance remains outstanding at October 31, 2012. At October 31, 2012, the Portfolio had borrowings outstanding under the Agreement of $425,000,000 at an interest rate of 0.27%. The carrying amount of the borrowings at October 31, 2012 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2012. For the year ended October 31, 2012, the average borrowings under the Agreement and the average annual interest rate were $489,870,765 and 0.32%, respectively.

8  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

9  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans and floating-rate debt obligations, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

47

Senior Debt Portfolio

October 31, 2012

Notes to Financial Statements — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$3,722,119,049	$5,124,776	$3,727,243,825
Corporate Bonds & Notes	—	98,835,402	78,037	98,913,439
Common Stocks	—	6,942,777	15,647,334	22,590,111
Preferred Stocks	—	—	17,892	17,892
Warrants	—	—	18,000	18,000
Short-Term Investments	—	93,586,107	—	93,586,107

Total Investments	$—	$3,921,483,335	$20,886,039	$3,942,369,374
Forward Foreign Currency Exchange Contracts	$—	$30,296	$—	$30,296

Total	$—	$3,921,513,631	$20,886,039	$3,942,399,670

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(1,312,949)	$—	$(1,312,949)
Interest Rate Swaps	—	(950,947)	—	(950,947)

Total	$—	$(2,263,896)	$—	$(2,263,896)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2012 is not presented. At October 31, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

48

Senior Debt Portfolio

October 31, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Senior Debt Portfolio:

We have audited the accompanying statement of assets and liabilities of Senior Debt Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2012, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Senior Debt Portfolio as of October 31, 2012, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2012

49

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Senior Debt Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 187 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 187 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

50

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Duncan W. Richardson 1957	President of the Trust	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Scott H. Page 1959	President of the Portfolio	Since 2002	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

51

Eaton Vance

Floating-Rate Advantage Fund

October 31, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

53

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Investment Adviser of Senior Debt Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3232-12/12	FRASRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/11	10/31/12
Audit Fees	$114,290	$117,660
Audit-Related Fees(1)	$18,000	$0
Tax Fees(2)	$19,760	$20,310
All Other Fees(3)	$900	$930

Total	$152,950	$138,900

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2011 and October 31, 2012; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/11	10/31/12
Registrant	$38,660	$21,240
Eaton Vance(1)	$266,431	$566,619

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 18, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	December 18, 2012

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	December 18, 2012